Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Principal Funds Inc | Income Fund [Member]
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated September 16, 2019
to the Statutory Prospectus dated March 1, 2019
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.
Effective on or about December 31, 2019, delete all references to Income Fund, and replace with Core Fixed Income Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR INCOME FUND Effective on or about December 31, 2019, delete references to Income Fund and replace with Core Fixed Income Fund.
Strategy [Heading]	rr_StrategyHeading	Effective on or about December 31, 2019, under Principal Investment Strategies, delete the first paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The Fund typically invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), and foreign securities. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade. If securities are rated differently by the rating agencies, the highest rating is used. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +-25% of the duration of the Bloomberg Barclays US Aggregate Bond Index. Under normal market conditions, the Fund limits its investments in bonds that are rated below investment grade by S&P and/or Moody’s (sometimes called “high yield bonds” or “junk bonds”) to no more than 5% of the Fund’s assets.